Restructuring and Other Costs (Notes)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring and related activities disclosure
Included in restructuring and other costs are costs related to restructuring (primarily severance payments associated with work force reductions) and services and other expenses associated with cost optimization programs and transformation savings activities.

In November 2015 and as expanded in March and May 2016, the Company announced a global restructuring program to reduce costs through global selling, general and administrative expenses reductions and productivity actions at the Company’s operating facilities. The Company expected the program cost, primarily severance related, to be approximately $15. Substantially all of these charges will result in cash expenditures. These costs primarily relate to the Silicones operating segment and are included in Other current liabilities on the Consolidated Balance Sheet and Restructuring and other costs on the Consolidated Statement of Operations.

In January 2016, the Company announced plans to exit siloxane production at its Leverkusen, Germany site to help optimize its manufacturing footprint in order to improve its long-term profitability once fully implemented. The planned reduction is expected to be fully implemented in 2017 and is incremental to the Company’s global restructuring program. This restructuring will result in an overall reduction of employment at the site. The Company recorded severance related costs of approximately $3, some of which was paid in late 2016 and the remaining to be paid in 2017. In addition, as a result of the siloxane production transformation programs, the Company recognized $17 of accelerated depreciation associated with asset retirement obligations during the year ended December 31, 2016.

The total charges incurred to date on the above restructuring programs were $16.

The following table sets forth the changes in the restructuring reserve related to severance. Included in this table are also other minor restructuring programs that were undertaken by the Company in different locations, none of which were individually material. These costs are primarily related to workforce reductions:

Total
Accrued liability at December 31, 2016	4
Restructuring charges	1
Adjustments	—
Payments	—
Accrued liability at March 31, 2017	5
Restructuring charges	—
Adjustments	—
Payments	(1)
Accrued liability at June 30, 2017	4
Restructuring charges	2
Payments	(2)
Accrued liability at September 30, 2017	$4

For both the three months ended September 30, 2017 and 2016, the Company recognized other costs of $4. For the nine months ended September 30, 2017 and 2016, the company recognized other costs of $3 and $10, respectively. The costs in 2017 and 2016 were primarily comprised of one-time expenses for services and integration, whereas the costs in 2017 were offset by a gain related to an insurance reimbursement of $15 related to fire damage at our Leverkusen, Germany facility. These are included in “Restructuring and discrete costs” in the Condensed Consolidated Statements of Operations. Refer to Note 10 for further details regarding these costs.

Restructuring Expenses and Other Costs

Included in restructuring and other costs are costs related to restructuring (primarily severance payments associated with work force reductions), loss due to fire at our Leverkusen, Germany site, and services and other expenses associated with cost optimization programs and transformation savings activities.

In November 2015 and as expanded in March and May 2016, the Company announced a global restructuring program to reduce costs through global selling, general and administrative expenses reductions and productivity actions at the Company’s operating facilities. The Company expected the program cost, primarily severance related, to be approximately $15. Substantially all of these charges resulted in cash expenditures throughout 2016 and into 2017. These costs primarily relate to the Silicones operating segment and are included in Other current liabilities on the Consolidated Balance Sheet and Restructuring and other costs on the Consolidated Statement of Operations.

In January 2016, the Company announced plans to exit siloxane production at its Leverkusen, Germany site to help optimize its manufacturing footprint in order to improve its long-term profitability once fully implemented.  The planned reduction is expected to be fully implemented by mid-2017 and is incremental to our global restructuring program. This restructuring will result in an overall reduction of employment at the site. The Company recorded severance related costs of approximately $2, some of which was paid in late 2016 and the remaining to be paid in 2017.

The following table sets forth the changes in the restructuring reserve related to severance. Included in this table are also other minor restructuring programs that were undertaken by the Company in different locations, none of which were individually material. These costs are primarily related to workforce reductions:

Successor	Total
Accrued liability at January 1, 2015	$2
Restructuring charges	15
Payments	(3)
Accrued liability at December 31, 2015	$14
Restructuring charges	4
Adjustments	(2)
Payments	(12)
Accrued liability at December 31, 2016	$4

For the years ended December 31, 2016 and December 31, 2015, the successor period from October 25, 2014 through December 31, 2014 and the predecessor period from January 1, 2014 through October 24, 2014, the Company recognized other costs of $40, $17, $5, and $20 respectively. These costs are primarily comprised of one-time payments for services and integration expenses, and are included in “Restructuring and other costs” in the Consolidated Statements of Operations. For the year ended December 31, 2016, these amounts also included exit costs of $13 due to siloxane capacity transformation programs at our Leverkusen, Germany facility and a loss of $10 due to fire damage at our Leverkusen, Germany facility. For the predecessor period from January 1, 2014 through October 24, 2014 and the successor period from October 25, 2014 to December 31, 2014, these amounts also included costs associated with restructuring our capital structure incurred prior to the Company’s Bankruptcy Filing. In addition, as a result of the siloxane capacity transformation programs, the Company recognized $17 of accelerated depreciation associated with asset retirement obligations during the year ended December 31, 2016, $2 of which was paid in 2016.